STOCK BASED COMPENSATION (Details) - The 2003 Share Plan (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
STOCK BASED COMPENSATION (Details) - The 2003 Share Plan [Line Items]
Options Outstanding at October 31, 2013		40,000,000
Exercised		547,493
2003 Share Plan [Member]
STOCK BASED COMPENSATION (Details) - The 2003 Share Plan [Line Items]
Options Outstanding at October 31, 2013		15,638,845		17,552,045
Options Outstanding at October 31, 2013		$ 0.72		$ 0.81
Exercised	(265,000)	(130,000)
Exercised	$ 0.145	$ 0.18
Forfeited	(1,389,075)	581,200	195,000
Forfeited	$ 0.63	$ 0.74	$ 0.89
Options Outstanding and exercisable at July 31, 2014	13,984,770	15,638,845	16,350,045
Options Outstanding and exercisable at July 31, 2014	$ 0.74	$ 0.72	$ 0.72
Options Outstanding and exercisable at July 31, 2014	$ 181,000	$ 95,000